TAXATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 13, 2013
Net operating loss carryforwards	$ 275
Property	(113)
Leased mineral rights	(1,797)
Acquisitions Costs	560
Interest payable	158
Derivative instruments liability	4,580
Asset retirement obligations	381
Total deferred income tax assets, net	4,044
Less valuation allowance	(4,044)
Net deferred income tax assets	$ 0	$ 2,821